Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] SGD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2023		$ 5,264		$ 18,939		$ 78,722		$ (3,000,518)		$ 309		$ (2,897,284)
Balance, shares at Dec. 31, 2023 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Net loss								(704,026)				(704,026)
Foreign currency translation										(1,177)		(1,177)
Balance at Jun. 30, 2024		$ 5,264		$ 18,939		78,722		(3,704,544)		(868)		(3,602,487)
Balance, shares at Jun. 30, 2024 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Balance at Dec. 31, 2024		$ 5,264		$ 18,939		78,722		(4,561,053)		(1,594)		(4,459,722)
Balance, shares at Dec. 31, 2024 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Net loss								(1,975,094)			$ (1,548,121)	(1,975,094)
Foreign currency translation										270,102		270,102
Issuance of ordinary shares		$ 4,402				13,834,056						13,838,458
Issuance of ordinary shares, shares | shares	3,450,000	3,450,000
Balance at Jun. 30, 2025	$ 7,576	$ 9,666	$ 14,845	$ 18,939	$ 10,905,140	$ 13,912,778	$ (5,123,175)	$ (6,536,147)	$ 210,462	$ 268,508	$ 6,014,848	$ 7,673,744
Balance, shares at Jun. 30, 2025 | shares	7,365,000	7,365,000	14,085,000	14,085,000